Cash and Cash Equivalents (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash	109	24
Short-term investments:
Deposits with financial institutions	367	309
Total cash and cash equivalents	476	333	47	361